Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Taxes And Payroll Charges [abstract]
Amount of injunction guaranteeing right to not collect social security contributions	$ 7.2	$ 18.2